T. Rowe Price Institutional Large-Cap Value Fund
T. Rowe Price Institutional Large-Cap Value Fund SUMMARY
Investment Objective
The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued.
Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Institutional Large-Cap Value Fund T. Rowe Price Institutional Large-Cap Value Fund
Management fees	0.55%
Other expenses	0.02%
Total annual fund operating expenses	0.57%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
T. Rowe Price Institutional Large-Cap Value Fund | T. Rowe Price Institutional Large-Cap Value Fund | USD ($)	58	183	318	714

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
In taking a value approach to investment selection, the fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of large-cap companies that the portfolio manager regards as undervalued. The fund defines a large-cap company as having a market capitalization that, at the time of purchase, is either (i) larger than the current median market capitalization of companies in the Russell 1000 Value Index or (ii) larger than the three year average median market capitalization of companies in the index as of December 31 of the three preceding years. The Russell 1000 Value Index is a widely used benchmark of the largest U.S. value stocks. As of December 31, 2016, the median market capitalization for the Russell 1000 Value Index was approximately $8.7 billion. The market capitalizations of the companies in the fund's portfolio and the Russell index change over time; the fund will not automatically sell or cease to purchase stock of a company it owns just because the company's market capitalization falls below these levels. The fund may also purchase stocks of smaller companies.

Our in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, we generally look for one or more of the following:
  low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historical norm;
  low stock price relative to a company's underlying asset values;
  companies that may benefit from restructuring activity; and/or a sound balance sheet and other positive financial characteristics.
In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund's adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund's objective.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of U.S. stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Investment style risks Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Market capitalization risks Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Foreign investing risks The fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.
Institutional Large-Cap Value Fund Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	20.20%	Worst Quarter	12/31/08	-23.77%

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2016
Average Annual Total Returns - T. Rowe Price Institutional Large-Cap Value Fund	1 Year	5 Years	10 Years	Inception date
T. Rowe Price Institutional Large-Cap Value Fund	16.20%	14.95%	6.45%	Mar. 31, 2000
T. Rowe Price Institutional Large-Cap Value Fund | Returns after taxes on distributions	15.12%	14.13%	5.86%	Mar. 31, 2000
T. Rowe Price Institutional Large-Cap Value Fund | Returns after taxes on distributions and sale of fund shares	10.07%	12.00%	5.14%	Mar. 31, 2000
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	17.34%	14.80%	5.72%
Lipper Large-Cap Value Funds Index	16.37%	13.95%	5.53%

Updated performance information is available through troweprice.com.